CONSOLIDATED STATEMENTS OF EQUITY (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Noncontrolling Interest [Member]
Balance at Dec. 31, 2010	$ 25,789,573	$ 12,290	$ 13,137,085	$ 9,838,452	$ 1,474,455	$ 1,327,291
Balance (in shares) at Dec. 31, 2010		4,500,000
Issuance of 10,000 shares to non-employees.	59,300	27	59,273	0	0	0
Issuance of 10,000 shares to non-employees. (in shares)		10,000
Issuance of 50,000 shares to non-employees.	84,250	137	84,113	0	0	0
Issuance of 50,000 shares to non-employees (in shares)		50,000
Issuance of 450,000 options to employees, officers and directors	903	0	903	0	0	0
Foreign currency translation	1,174,044	0	0	0	1,111,033	63,011
Net income	3,125,551	0	0	3,103,120	0	22,431
Balance at Dec. 31, 2011	30,233,621	12,454	13,281,374	12,941,572	2,585,488	1,412,733
Balance (shares) at Dec. 31, 2011		4,560,000
Issuance of 5,000 shares to non-employee	11,100	14	11,086	0	0	0
Issuance of 5,000 shares to non-employee (in shares)		5,000
Issuance of 5,000 shares to non-employee	12,375	14	12,361	0	0	0
Issuance of 5,000 shares to non-employee (in shares)		5,000
Issuance of 20,000 shares to non-employee	32,000	55	31,945	0	0	0
Issuance of 20,000 shares to non-employee (in shares)		20,000
Issuance of 20,000 shares to non-employee	35,999	54	35,945	0	0	0
Issuance of 20,000 shares to non-employee (in shares)		20,000
Issuance of 10,000 shares to non-employee	18,000	27	17,973	0	0	0
Issuance of 10,000 shares to non-employee(in shares)		10,000
Stock based Compensation	110,163	0	110,163	0	0	0
Foreign currency translation	398,686	0	0	0	381,714	16,972
Net income	3,216,352	0	0	3,206,151	0	10,201
Balance at Dec. 31, 2012	34,068,296	12,618	13,500,847	16,147,723	2,967,202	1,439,906
Balance (shares) at Dec. 31, 2012		4,620,000
Issuance of 8,000 shares upon excise of share-based awards	11,600	22	11,578	0	0	0
Issuance of 8,000 shares upon excise of share-based awards (in shares)		8,000
Issuance of 94,000 options to employees	9,761	0	9,761	0	0	0
Issuance of 94,000 options to employees (in shares)		0
Issuance of 40,000 shares to non-employee	145,600	109	145,491	0	0	0
Issuance of 40,000 shares to non-employee(in shares)		40,000
Additional paid in capital	327,407					327,407
Stock based Compensation	84,510		84,510
Foreign currency translation	1,028,124	0	0	0	982,869	45,255
Net income	2,003,326	0	0	1,995,621	0	7,705
Balance at Dec. 31, 2013	$ 37,678,624	$ 12,749	$ 13,752,187	$ 18,143,344	$ 3,950,071	$ 1,820,273
Balance (shares) at Dec. 31, 2013		4,668,000